UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Shares	(000)
COMMON STOCKS (100.0%)

Auto & Transportation (2.8%)
PACCAR, Inc.	40,990	$2,833
CSX Corp.	53,432	1,774
Genuine Parts Co.	43,374	1,665
Expeditors International of Washington, Inc.	26,240	1,357
Delphi Corp.	125,445	1,165
Lear Corp.	17,161	934
C.H. Robinson Worldwide, Inc.	19,141	888
Dana Corp.	36,759	650
Gentex Corp.	18,080	635
* JetBlue Airways Corp.	17,700	370
* TRW Automotive Holdings Corp.	7,300	138

		12,409

Consumer Discretionary (18.3%)
J.C. Penney Co., Inc. (Holding Co.)	70,224	2,478
Starwood Hotels & Resorts Worldwide, Inc.	51,479	2,390
* Coach, Inc.	46,852	1,987
Hilton Hotels Corp.	90,599	1,707
Harman International Industries, Inc.	15,694	1,691
* Fisher Scientific International Inc.	28,278	1,649
R.R. Donnelley & Sons Co.	51,345	1,608
Black & Decker Corp.	19,741	1,529
Harrah's Entertainment, Inc.	28,093	1,488
Dollar General Corp.	69,746	1,405
* XM Satellite Radio Holdings, Inc.	42,915	1,331
Estee Lauder Cos. Class A	30,841	1,289
Knight Ridder	19,631	1,285
Leggett & Platt, Inc.	45,423	1,276
* Liberty Media International Inc. Class A	37,599	1,254
* VeriSign, Inc.	61,717	1,227
* Office Depot, Inc.	77,883	1,171
* Caesars Entertainment, Inc.	68,814	1,149
Republic Services, Inc. Class A	38,374	1,142
Jones Apparel Group, Inc.	31,391	1,124
Tiffany & Co.	36,483	1,121
* Interpublic Group of Cos., Inc.	104,167	1,103
RadioShack Corp.	38,051	1,090
VF Corp.	21,864	1,081
* Mohawk Industries, Inc.	13,323	1,058
Robert Half International, Inc.	40,538	1,045
Liz Claiborne, Inc.	27,679	1,044
Family Dollar Stores, Inc.	38,479	1,043
Whirlpool Corp.	17,209	1,034
PETsMART, Inc.	36,020	1,023
Michaels Stores, Inc.	17,021	1,008
Nordstrom, Inc.	26,273	1,005
Manpower Inc.	22,440	998
Mandalay Resort Group	14,301	982
CDW Corp.	16,670	967
* Toys R Us, Inc.	53,285	945
* ChoicePoint Inc.	22,007	939
ServiceMaster Co.	72,318	930
Fastenal Co.	16,081	926
* Williams-Sonoma, Inc.	24,661	926
Wendy's International, Inc.	26,976	906
Darden Restaurants Inc.	38,107	889
* Sirius Satellite Radio, Inc.	276,577	885
* MGM Mirage, Inc.	17,750	881
* Kmart Holding Corp.	10,032	878
Ross Stores, Inc.	37,285	874
* Lamar Advertising Co. Class A	20,899	870
The Stanley Works	20,341	865
Foot Locker, Inc.	35,855	850
Sabre Holdings Corp.	34,613	849
* AutoNation, Inc.	46,631	796
Alberto-Culver Co. Class B	18,068	786
International Flavors & Fragrances, Inc.	20,029	765
* Iron Mountain, Inc.	22,521	762
Abercrombie & Fitch Co.	23,621	744
* Brinker International, Inc.	23,761	740
GTECH Holdings Corp.	29,230	740
Hasbro, Inc.	39,213	737
* Dollar Tree Stores, Inc.	26,865	724
Circuit City Stores, Inc.	47,015	721
* Chico's FAS, Inc.	20,881	714
* Career Education Corp.	24,980	710
Outback Steakhouse	15,718	653
Aramark Corp. Class B	26,650	643
* Advance Auto Parts, Inc.	18,240	627
Belo Corp. Class A	24,584	554
* CarMax, Inc.	25,701	554
* Tech Data Corp.	14,330	552
* The Cheesecake Factory	12,110	526
* Pixar, Inc.	6,200	489
Meredith Corp.	9,449	486
* Convergys Corp.	35,362	475
Polo Ralph Lauren Corp.	12,781	465
Reebok International Ltd.	11,853	435
* Allied Waste Industries, Inc.	46,993	416
* Rent-A-Center, Inc.	15,800	409
* Weight Watchers International, Inc.	10,500	408
* Westwood One, Inc.	19,002	376
Maytag Corp.	19,420	357
International Speedway Corp.	6,988	349
The McClatchy Co. Class A	4,891	346
Saks Inc.	28,146	339
* Entercom Communications Corp.	10,162	332
* Dex Media, Inc.	14,500	307
* Corinthian Colleges, Inc.	22,304	301
* Radio One, Inc. Class D	15,005	214
* Hewitt Associates, Inc.	7,600	201
* Columbia Sportswear Co.	3,500	191
* Citadel Broadcasting Corp.	13,000	167
Metro-Goldwyn-Mayer Inc.	14,373	166
Regal Entertainment Group Class A	8,402	161
Hearst-Argyle Television Inc.	6,350	155
* Cox Radio, Inc.	9,957	149
* Exult Inc.	15,500	82
* Radio One, Inc.	5,300	76
Blockbuster Inc. Class A	8,980	68
* Adesa, Inc.	61	1

		80,164

Consumer Staples (2.7%)
UST, Inc.	41,203	1,659
Whole Foods Market, Inc.	15,400	1,321
* Dean Foods Co.	39,087	1,173
McCormick & Co., Inc.	30,435	1,045
SuperValu Inc.	33,401	920
* Constellation Brands, Inc. Class A	23,591	898
Tyson Foods, Inc.	55,748	893
J.M. Smucker Co.	13,629	605
* Smithfield Foods, Inc.	21,842	546
* Del Monte Foods Co.	51,700	542
Hormel Foods Corp.	18,715	501
Brown-Forman Corp. Class B	9,500	435
Adolph Coors Co. Class B	6,229	423
Carolina Group	14,340	349
PepsiAmericas, Inc.	16,691	319

		11,629

Financial Services (22.5%)
CIGNA Corp.	35,227	2,453
CIT Group Inc.	52,675	1,970
Sovereign Bancorp, Inc.	85,395	1,863
Vornado Realty Trust REIT	28,185	1,767
Jefferson-Pilot Corp.	34,795	1,728
Rouse Co. REIT	25,689	1,718
Popular, Inc.	62,908	1,654
MGIC Investment Corp.	24,652	1,641
National Commerce Financial Corp.	47,662	1,631
General Growth Properties Inc. REIT	51,533	1,598
Plum Creek Timber Co. Inc. REIT	45,576	1,597
ProLogis REIT	45,148	1,591
Synovus Financial Corp.	60,618	1,585
Archstone-Smith Trust REIT	48,730	1,542
Banknorth Group, Inc.	42,571	1,490
Torchmark Corp.	27,757	1,476
Fidelity National Financial, Inc.	38,587	1,470
Cincinnati Financial Corp.	35,642	1,469
T. Rowe Price Group Inc.	28,399	1,447
SAFECO Corp.	31,434	1,435
Boston Properties, Inc. REIT	25,241	1,398
The Chicago Mercantile Exchange	8,477	1,367
Huntington Bancshares Inc.	54,254	1,351
Compass Bancshares Inc.	30,530	1,338
Zions Bancorp	21,170	1,292
Kimco Realty Corp. REIT	24,935	1,279
First Horizon National Corp.	29,322	1,271
Legg Mason Inc.	23,747	1,265
New York Community Bancorp, Inc.	59,209	1,216
Duke Realty Corp. REIT	35,365	1,174
* Host Marriott Corp. REIT	81,991	1,150
* Providian Financial Corp.	72,427	1,126
UnumProvident Corp.	70,000	1,098
Radian Group, Inc.	23,418	1,083
Avalonbay Communities, Inc. REIT	17,895	1,078
Old Republic International Corp.	43,018	1,077
* The Dun & Bradstreet Corp.	17,781	1,044
Everest Re Group, Ltd.	13,976	1,039
Public Storage, Inc. REIT	20,857	1,033
Commerce Bancorp, Inc.	18,431	1,017
* E*TRADE FINANCIAL Corp.	86,378	986
Hibernia Corp. Class A	36,700	969
The PMI Group Inc.	23,883	969
iStar Financial Inc. REIT	23,350	963
TCF Financial Corp.	31,590	957
White Mountains Insurance Group Inc.	1,804	949
Doral Financial Corp.	22,850	948
Developers Diversified Realty Corp. REIT	24,094	943
Mercantile Bankshares Corp.	19,666	943
Equifax, Inc.	34,068	898
Health Care Properties Investors REIT	32,830	854
Liberty Property Trust REIT	21,070	839
Associated Banc-Corp	26,104	837
RenaissanceRe Holdings Ltd.	15,779	814
Apartment Investment & Management Co. Class A REIT	23,227	808
Allied Capital Corp.	32,570	794
W.R. Berkley Corp.	18,837	794
AMB Property Corp. REIT	20,629	764
* DST Systems, Inc.	16,888	751
Arthur J. Gallagher & Co.	22,651	750
Investors Financial Services Corp.	16,460	743
PartnerRe Ltd.	13,250	725
Regency Centers Corp. REIT	15,550	723
Weingarten Realty Investors REIT	21,060	695
Leucadia National Corp.	12,228	693
A.G. Edwards & Sons, Inc.	19,913	689
Commerce Bancshares, Inc.	14,308	688
* Ameritrade Holding Corp.	57,180	687
Independence Community Bank Corp.	17,350	678
* Markel Corp.	2,189	675
Hospitality Properties Trust REIT	15,716	668
Brown & Brown, Inc.	14,565	666
City National Corp.	10,235	665
SEI Corp.	19,323	651
Fulton Financial Corp.	30,140	645
Janus Capital Group Inc.	47,327	644
Protective Life Corp.	16,228	638
New Plan Excel Realty Trust REIT	25,461	637
Bank of Hawaii Corp.	13,276	627
Astoria Financial Corp.	17,301	614
Friedman, Billings, Ramsey Group, Inc. REIT	31,500	602
Valley National Bancorp	23,422	598
Hudson City Bancorp, Inc.	16,383	586
Eaton Vance Corp.	14,345	579
Federated Investors, Inc.	19,947	567
Axis Capital Holdings Ltd.	21,000	546
Assurant, Inc.	20,942	544
Wilmington Trust Corp.	14,771	535
* CheckFree Corp.	18,800	520
Deluxe Corp.	12,452	511
Fair, Isaac, Inc.	17,436	509
Dow Jones & Co., Inc.	12,242	497
Unitrin, Inc.	11,797	490
Nationwide Financial Services, Inc.	13,948	490
Erie Indemnity Co. Class A	7,059	360
Mercury General Corp.	6,705	355
Transatlantic Holdings, Inc.	6,440	350
BlackRock, Inc.	4,558	335
Montpelier Re Holdings Ltd.	8,600	315
* WellChoice Inc.	8,275	309
Total System Services, Inc.	9,656	244
* BOK Financial Corp.	5,101	228
* CapitalSource Inc.	10,170	227
Capitol Federal Financial	5,367	173
Student Loan Corp.	1,000	142
Nuveen Investments, Inc. Class A	3,973	118

		98,532

Health Care (8.4%)
* Medco Health Solutions, Inc.	67,410	2,083
Quest Diagnostics, Inc.	20,623	1,819
* Laboratory Corp. of America Holdings	35,245	1,541
AmerisourceBergen Corp.	27,921	1,500
C.R. Bard, Inc.	26,032	1,474
IMS Health, Inc.	58,495	1,399
Health Management Associates Class A	60,530	1,237
Mylan Laboratories, Inc.	66,796	1,202
* Celgene Corp.	20,350	1,185
* Varian Medical Systems, Inc.	34,102	1,179
* Hospira, Inc.	36,900	1,129
* Sepracor Inc.	21,323	1,040
* Express Scripts Inc.	15,520	1,014
* Coventry Health Care Inc.	18,762	1,001
* Patterson Cos	12,831	982
* Millennium Pharmaceuticals, Inc.	71,401	979
DENTSPLY International Inc.	18,100	940
* Barr Pharmaceuticals Inc.	21,878	906
* IVAX Corp.	46,110	883
Bausch & Lomb, Inc.	13,165	875
Beckman Coulter, Inc.	15,341	861
* ImClone Systems, Inc.	15,074	797
* Watson Pharmaceuticals, Inc.	25,810	760
* Humana Inc.	37,872	757
* Lincare Holdings, Inc.	24,766	736
Omnicare, Inc.	25,831	733
* King Pharmaceuticals, Inc.	59,535	711
* Health Net Inc.	27,741	686
* Invitrogen Corp.	12,400	682
* Cephalon, Inc.	13,980	670
Manor Care, Inc.	21,880	656
* Triad Hospitals, Inc.	18,980	654
* Henry Schein, Inc.	10,450	651
Universal Health Services Class B	13,381	582
* Millipore Corp.	12,110	579
* Community Health Systems, Inc.	21,507	574
* Kinetic Concepts, Inc.	9,800	515
* WebMD Corp.	72,781	507
* ICOS Corp.	14,660	354

		36,833

Integrated Oils (0.8%)
Amerada Hess Corp.	20,237	1,801
Murphy Oil Corp.	20,678	1,794

		3,595

Other Energy (7.5%)
Valero Energy Corp.	32,072	2,573
BJ Services Co.	40,091	2,101
XTO Energy, Inc.	60,407	1,962
Kerr-McGee Corp.	33,485	1,917
EOG Resources, Inc.	29,010	1,910
* Nabors Industries, Inc.	37,019	1,753
* Weatherford International Ltd.	32,951	1,681
* Smith International, Inc.	26,001	1,579
Williams Cos., Inc.	129,198	1,563
GlobalSantaFe Corp.	49,615	1,521
* Noble Corp.	33,109	1,488
El Paso Corp.	155,653	1,430
Sunoco, Inc.	18,849	1,394
ENSCO International, Inc.	37,576	1,228
Pioneer Natural Resources Co.	30,005	1,035
Chesapeake Energy Corp.	61,950	981
Equitable Resources, Inc.	15,571	846
Noble Energy, Inc.	13,791	803
Patterson-UTI Energy, Inc.	39,340	750
* Cooper Cameron Corp.	13,401	735
Pogo Producing Co.	15,114	717
* Rowan Cos., Inc.	26,390	697
* National-Oilwell, Inc.	20,351	669
* Pride International, Inc.	28,521	564
Diamond Offshore Drilling, Inc.	16,000	528
* Evergreen Resources, Inc.	11,500	460
Texas Genco Holdings, Inc.	3,939	184

		33,069

Materials & Processing (7.6%)
Monsanto Co.	66,093	2,407
Phelps Dodge Corp.	23,284	2,143
Georgia Pacific Group	57,118	2,053
* American Standard Cos., Inc.	46,086	1,793
Nucor Corp.	19,624	1,793
Freeport-McMoRan Copper & Gold, Inc. Class B	44,085	1,785
MeadWestvaco Corp.	50,191	1,601
Sherwin-Williams Co.	30,344	1,334
Vulcan Materials Co.	24,152	1,231
Smurfit-Stone Container Corp.	62,918	1,219
United States Steel Corp.	28,199	1,061
Ball Corp.	26,422	989
* Sealed Air Corp.	20,980	972
Sigma-Aldrich Corp.	16,415	952
Fluor Corp.	20,646	919
Eastman Chemical Co.	19,258	916
Ashland, Inc.	15,790	886
* Pactiv Corp.	37,792	879
Engelhard Corp.	30,634	868
The St. Joe Co.	18,025	861
* Energizer Holdings, Inc.	18,365	847
Temple-Inland Inc.	12,430	835
Lyondell Chemical Co.	35,035	787
Bemis Co., Inc.	25,344	674
Sonoco Products Co.	22,960	607
Valspar Corp.	11,999	560
Bowater Inc.	13,651	521
* Jacobs Engineering Group Inc.	13,195	505
* Owens-Illinois, Inc.	27,400	438
Packaging Corp. of America	15,802	387
Lafarge North America Inc.	7,760	364
* International Steel Group, Inc.	4,800	162

		33,349

Producer Durables (6.4%)
* Xerox Corp.	198,958	2,801
Parker Hannifin Corp.	29,795	1,754
D. R. Horton, Inc.	52,174	1,727
Pulte Homes, Inc.	26,796	1,644
Rockwell Collins, Inc.	44,118	1,639
Centex Corp.	30,716	1,550
Cooper Industries, Inc. Class A	23,018	1,358
* Waters Corp.	29,801	1,314
Lennar Corp. Class A	25,882	1,232
* Thermo Electron Corp.	41,256	1,115
W.W. Grainger, Inc.	19,243	1,109
* Novellus Systems, Inc.	36,780	978
Goodrich Corp.	27,820	872
Diebold, Inc.	18,073	844
KB HOME	9,959	841
Pall Corp.	30,907	757
Tektronix, Inc.	22,171	737
American Power Conversion Corp.	41,938	729
* LAM Research Corp.	32,990	722
* NVR, Inc.	1,296	714
* Teradyne, Inc.	47,892	642
Garmin Ltd.	14,701	636
Molex, Inc.	20,058	598
Hubbell Inc. Class B	12,636	566
* Alliant Techsystems, Inc.	9,152	554
Molex, Inc. Class A	16,068	423
Lennar Corp. Class B	4,820	211

		28,067

Technology (12.3%)
* Apple Computer, Inc.	94,550	3,664
* Computer Sciences Corp.	46,673	2,198
* Network Appliance, Inc.	82,075	1,888
* Flextronics International Ltd.	138,156	1,831
* Altera Corp.	93,132	1,823
Rockwell Automation, Inc.	46,218	1,789
L-3 Communications Holdings, Inc.	25,071	1,680
* Avaya Inc.	104,805	1,461
Microchip Technology, Inc.	51,443	1,381
Autodesk, Inc.	28,276	1,375
* National Semiconductor Corp.	88,534	1,371
* Marvell Technology Group Ltd.	45,338	1,185
* SanDisk Corp.	40,187	1,170
* NCR Corp.	23,563	1,168
* JDS Uniphase Corp.	342,633	1,155
* Advanced Micro Devices, Inc.	87,933	1,143
* Solectron Corp.	212,802	1,053
Scientific-Atlanta, Inc.	38,151	989
* Zebra Technologies Corp. Class A	16,027	978
Applera Corp.-Applied Biosystems Group	50,269	949
* Jabil Circuit, Inc.	39,982	920
Harris Corp.	16,647	915
* Sanmina-SCI Corp.	129,578	914
* Comverse Technology, Inc.	48,236	908
* Tellabs, Inc.	97,405	895
* Siebel Systems, Inc.	117,733	888
* Cadence Design Systems, Inc.	67,985	887
* BMC Software, Inc.	55,427	876
* Unisys Corp.	82,923	856
* McAfee Inc.	40,771	820
* Mercury Interactive Corp.	22,740	793
Seagate Technology	57,100	772
* Amphenol Corp.	21,682	743
* Citrix Systems, Inc.	41,915	734
Symbol Technologies, Inc.	57,841	731
* Storage Technology Corp.	27,673	699
* QLogic Corp.	23,200	687
* Ceridian Corp.	36,981	681
* BEA Systems, Inc.	95,120	657
* Synopsys, Inc.	38,345	607
* Novell, Inc.	95,000	599
Intersil Corp.	36,908	588
* NVIDIA Corp.	38,875	564
* Compuware Corp.	94,851	489
* Red Hat, Inc.	38,361	470
* Ingram Micro, Inc. Class A	28,600	460
* Vishay Intertechnology, Inc.	35,671	460
* Freescale Semiconductor Inc.	30,100	430
National Instruments Corp.	13,653	413
* LSI Logic Corp.	94,273	406
* 3Com Corp.	94,450	399
* PMC Sierra Inc.	43,800	386
* UTStarcom, Inc.	23,802	383
* ADC Telecommunications, Inc.	198,850	360
* Fairchild Semiconductor International, Inc.	25,001	354
* Agere Systems Inc. Class A	283,760	298
* CIENA Corp.	118,317	234
AVX Corp.	14,870	176
* Agere Systems Inc. Class B	140,200	143

		53,846

Utilities (8.8%)
TXU Corp.	71,755	3,439
PPL Corp.	44,281	2,089
Edison International	72,923	1,933
Sempra Energy	51,449	1,862
Constellation Energy Group, Inc.	43,452	1,731
Xcel Energy, Inc.	99,330	1,720
Cinergy Corp.	42,586	1,686
KeySpan Corp.	39,833	1,561
Kinder Morgan, Inc.	24,688	1,551
* AES Corp.	150,510	1,504
NiSource, Inc.	65,508	1,376
* NTL Inc.	19,570	1,215
CenturyTel, Inc.	32,871	1,126
* Cablevision Systems NY Group Class A	54,695	1,109
Telephone & Data Systems, Inc.	12,677	1,067
MCI Inc.	58,751	984
SCANA Corp.	26,272	981
Questar Corp.	20,662	947
Pinnacle West Capital Corp.	22,758	944
Wisconsin Energy Corp.	29,473	940
Pepco Holdings, Inc.	46,191	919
Energy East Corp.	36,478	919
Citizens Communications Co.	67,949	910
CenterPoint Energy Inc.	68,177	706
MDU Resources Group, Inc.	25,958	683
* UnitedGlobalCom Inc. Class A	90,889	679
TECO Energy, Inc.	49,052	664
NSTAR	13,263	651
DPL Inc.	31,502	648
Northeast Utilities	31,543	612
Puget Energy, Inc.	24,542	557
* Nextel Partners, Inc.	29,436	488
* Level 3 Communications, Inc.	109,514	284
* U.S. Cellular Corp.	3,950	170

		38,655

Other (1.9%)
Eaton Corp.	35,573	2,256
Textron, Inc.	30,841	1,982
ITT Industries, Inc.	20,793	1,663
Brunswick Corp.	22,408	1,025
Hillenbrand Industries, Inc.	13,959	705
SPX Corp.	18,736	663
		8,294

TOTAL COMMON STOCKS
(Cost $378,220)		438,442

TEMPORARY CASH INVESTMENTS (1.1%)

Money Market Fund (1.0%)
Vanguard Market Liquidity Fund,1.74%**	4,353,260	4,353

	Face
	Amount
	(000)

U.S. Agency Obligation (0.1%)
(1)Federal National Mortgage Assn.***
1.45%, 10/6/2004	$300	300

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,653)		4,653

TOTAL INVESTMENTS (101.1%)
(Cost $382,873)		443,095

OTHER ASSETS AND LIABILITIES-NET (-1.1%)		(4,800)

NET ASSETS (100%)		$438,295

*Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action. (1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $382,873,000. Net unrealized appreciation of investment securities for tax purposes was $60,222,000, consisting of unrealized gains of $82,599,000 on securities that had risen in value since their purchase and $22,377,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.5% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	6	$1,782	$9
E-mini S&P MidCap 400 Index	2	119	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.